Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2015
Purchased software
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Software development costs
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years